1. BACKGROUND (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Total assets	$ 456,068		$ 456,068		$ 439,306
Total liabilities	215,983		215,983		210,946
Revenues	172,104		243,459
Net (loss) income	4,360	8,398	4,773	16,426
VIEs
Total assets	297,377		297,377		237,875
Total liabilities	107,794		107,794		83,221
Revenues			16,501	8,546
Net (loss) income			$ (6,647)	$ 706